OTHER COMPREHENSIVE (LOSS)/INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS - Components (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Before Tax Amount
Other Comprehensive Income (Loss)	$ (1,055)	$ 1,259	$ (957)
Income Tax Recovery/(Expense)
Other Comprehensive Income (Loss)	3	55	31
Net of Tax Amount
Other comprehensive (loss)/income (Note 23)	(1,052)	1,314	(926)
Foreign currency translation losses on net investment in foreign operations
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(914)	1,323	(746)
Reclassification from accumulated other comprehensive Income	(13)		(77)
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	(30)	35	(3)
Reclassification from AOCI	0		0
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	(944)	1,358	(749)
Reclassification from accumulated other comprehensive income	(13)		(77)
Change in fair value of net investment hedges
Before Tax Amount
Other comprehensive income (loss), before reclassifications	46	(57)
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	(11)	15
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	35	(42)
Change in fair value and reclassification of gains and losses of cash flow hedges
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(78)	(14)	3
Reclassification from accumulated other comprehensive Income	19	27	(3)
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	16	4	0
Reclassification from AOCI	(5)	(6)	1
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	(62)	(10)	3
Reclassification from accumulated other comprehensive income	14	21	(2)
Unrealized actuarial gains and losses and reclassification of actuarial gains and losses of pension and other post-retirement benefits
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(15)	(153)	(14)
Reclassification from accumulated other comprehensive Income	14	20	21
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	5	39	3
Reclassification from AOCI	(4)	(5)	(5)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	(10)	(114)	(11)
Reclassification from accumulated other comprehensive income	10	15	16
Other comprehensive loss on equity investments
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(114)
Other Comprehensive Income (Loss)		113	(141)
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	32
Other Comprehensive Income (Loss)		(27)	35
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	$ (82)
Other comprehensive (loss)/income (Note 23)		$ 86	$ (106)